Fair Value Measurement - Fair value on a recurring basis (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash equivalents:		$ 2,474
Liabilities:
Contingent consideration current	$ 1,717	1,198	$ 2,014
Contingent consideration non-current		462	1,196
Total contingent consideration		1,660
Recurring
Assets:
Cash equivalents:	11,725	2,474	2,473
Liabilities:
Contingent consideration current	1,717	1,198	2,014
Contingent consideration non-current		462	1,196
Total contingent consideration	1,717	1,660	3,210
Recurring | Level 1
Assets:
Cash equivalents:	11,725	2,474	2,473
Recurring | Level 3
Liabilities:
Contingent consideration current	1,717	1,198	2,014
Contingent consideration non-current		462	1,196
Total contingent consideration	$ 1,717	$ 1,660	$ 3,210